SCHEDULE OF INVESTMENTS (000)*

December 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 7.0%

Banco do Brasil SA [1]	3,428,094	$45,013

CPFL Energia S.A.	1,414,000	12,496

JBS SA	8,149,400	52,267

Minerva SA [1]	2,696,700	8,608

MRV Engenharia e Participacoes SA	2,028,150	10,865

Petrobras Distribuidora SA	2,392,400	17,883

Petroleo Brasileiro SA, Class A ADR	1,360,700	20,302

Qualicorp Consultoria e Corretora de Seguros SA	1,662,900	15,336

Sul America SA	927,700	13,818

Telefonica Brasil SA ADR	1,773,803	25,401

Vale SA, Class B ADR [1]	3,939,359	52,000

YDUQS Part	1,505,100	17,772

		291,761

China — 34.3%

Agile Group Holdings Ltd.	5,132,372	7,719

Alibaba Group Holding Ltd. ADR [1]	1,113,971	236,273

Anhui Conch Cement Co. Ltd., Class H	7,451,613	54,317

Baidu Inc. ADR [1]	193,200	24,420

Bank of China Ltd., Class H	73,665,922	31,481

China Communications Construction Co. Ltd., Class H	17,759,356	14,472

China Construction Bank Corp., Class H	161,187,000	139,213

China Lumena New Materials Corp. [1,2,3]	10,564,000	—

China Mobile Ltd.	4,429,500	37,233

China Mobile Ltd. ADR	465,860	19,692

China Petroleum & Chemical Corp., Class H	65,425,192	39,378

China Railway Construction Corp. Ltd., Class H	16,440,500	17,997

China Railway Group Ltd., Class H	263	—

CNOOC Ltd.	35,407,000	58,888

Country Garden Holdings Co. Ltd.	13,629,000	21,828

Daqin Railway Co. Ltd., Class A	8,955,145	10,555

Dongfeng Motor Group Co. Ltd., Class H	16,178,000	15,218

Fosun International Ltd.	14,687,500	21,412

Guangzhou R&F Properties Co. Ltd., Class H	5,811,040	10,724

Industrial & Commercial Bank of China, Class H	37,026,000	28,509

JD.com Inc. ADR [1]	705,400	24,851

JOYY Inc. ADR [1]	38	2

Kweichow Moutai Co. Ltd., Class A	85,800	14,571

KWG Property Holding Ltd.	10,015,000	14,035

Lenovo Group Ltd.	25,866,000	17,361

Momo Inc. ADR	511,200	17,125

New Oriental Education & Technology Group ADR [1]	330,892	40,121

PetroChina Co. Ltd., Class H	23,418,000	11,751

Ping An Insurance Group Co. of China Ltd., Class H	7,503,838	88,691

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,254,836	12,169

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

Shimao Property Holdings Ltd.	6,371,500	$24,693

Sinopharm Group Co. Ltd., Class H	7,798,800	28,474

Sunac China Holdings Ltd.	4,924,000	29,415

Tencent Holdings Ltd.	4,918,289	237,069

Vipshop Holdings Ltd. ADR [1]	1,951,243	27,649

Wuliangye Yibin Co. Ltd., Class A	451,519	8,622

Yum China Holdings Inc.	742,879	35,666

Zhejiang Expressway Co. Ltd., Class H	10,729,421	9,776

		1,431,370

Czech Republic — 0.2%

CEZ AS	329,715	7,410

India — 8.1%

Aurobindo Pharma Ltd.	2,431,372	15,562

Dr Reddy’s Laboratories Ltd.	431,063	17,360

HCL Technologies Ltd.	3,511,476	27,948

Hindalco Industries Ltd.	7,994,461	24,209

Hindustan Unilever Ltd.	1,714,675	46,195

ICICI Bank Ltd. ADR	3,450,135	52,062

Jubilant Foodworks Ltd.	832,026	19,260

Larsen & Toubro Ltd.	1,180,623	21,473

REC Ltd.	8,951,334	17,946

Reliance Industries Ltd.	2,619,520	55,564

State Bank of India [1]	5,785,529	27,052

Tata Consultancy Services Ltd.	385,934	11,688

		336,319

Indonesia — 0.4%

Bank Rakyat Indonesia Persero	53,698,040	16,997

Malaysia — 0.5%

AirAsia Group Bhd	17,269,300	7,177

Malayan Banking Bhd	7,172,344	15,150

		22,327

Mexico — 1.7%

Grupo Financiero Banorte SAB de CV, Class O	5,496,411	30,686

Kimberly-Clark de Mexico SAB de CV, Class A	4,456,207	8,869

Wal-Mart de Mexico SAB de CV	11,075,140	31,795

		71,350

Peru — 0.8%

Credicorp Ltd.	158,525	33,786

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Poland — 0.8%

Polski Koncern Naftowy Orlen SA	552,409	$12,495

Powszechny Zaklad Ubezpieczen SA	1,954,970	20,648

		33,143

Russia — 7.5%

Gazprom PJSC ADR	9,757,686	80,286

Lukoil PJSC ADR	815,891	80,920

MMC Norilsk Nickel PJSC ADR	1,231,733	37,629

Mobile TeleSystems PJSC ADR	2,760,445	28,019

Sberbank of Russia PJSC ADR	4,621,886	75,984

X5 Retail Group NV GDR	308,327	10,637

		313,475

Saudi Arabia — 0.8%

Mobile Telecommunications Co. Saudi Arabia [1]	2,724,346	8,526

Saudi Telecom Co.	963,089	26,136

		34,662

South Africa — 1.4%

Absa Group Ltd.	2,442,915	26,041

AngloGold Ashanti Ltd. ADR	737,600	16,478

Exxaro Resources Ltd.	1,819,793	17,039

		59,558

South Korea — 13.5%

Daelim Industrial Co. Ltd.	194,381	15,206

Fila Korea Ltd.	460,414	21,038

Hana Financial Group Inc.	1,163,508	37,009

Hanwha Corp.	477,629	10,301

Hyundai Marine & Fire Insurance Co. Ltd.	335,545	7,810

KB Financial Group Inc.	994,649	40,977

Kia Motors Corp.	937,747	35,813

LG Corp.	312,142	19,889

LG Electronics Inc.	352,928	21,923

Meritz Securities Co. Ltd.	2,680,894	8,764

POSCO	160,269	32,577

POSCO ADR	174,295	8,823

Samsung Electronics Co. Ltd.	4,730,238	227,936

SK Hynix Inc.	603,710	49,104

SK Telecom Co. Ltd.	132,359	27,272

SK Telecom Co. Ltd. ADR	10,856	251

		564,693

Taiwan — 13.0%

Accton Technology Corp.	4,025,000	22,557

Catcher Technology Co. Ltd.	2,857,468	21,638

Delta Electronics Inc.	3,063,716	15,484

FLEXium Interconnect Inc.	3,138,000	11,986

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Taiwan — (continued)

Fubon Financial Holding Co. Ltd.	18,721,000	$28,978

HON HAI Precision Industry Co. Ltd.	14,698,298	44,521

King Yuan Electronics Co. Ltd.	11,264,000	14,109

Largan Precision Co. Ltd.	124,000	20,682

Lite-On Technology Corp.	12,024,202	19,795

MediaTek Inc.	3,382,000	50,036

Pegatron Corp.	7,826,000	17,857

Powertech Technology Inc.	5,828,000	19,403

Taiwan Semiconductor Manufacturing Co. Ltd.	1,679,000	18,539

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,363,661	195,429

Win Semiconductors Corp.	1,521,000	14,917

Yuanta Financial Holding Co. Ltd.	40,604,408	27,361

		543,292

Thailand — 2.4%

Charoen Pokphand Foods PCL	25,080,300	22,992

CP ALL	6,691,200	16,123

Kiatnakin Bank PCL	4,620,600	10,172

PTT PCL	10,759,200	15,787

Thanachart Capital	7,925,500	14,141

Tisco Financial Group PCL	6,461,200	21,391

		100,606

Turkey — 1.0%

Tekfen Holding AS	4,071,398	13,222

Turkcell Iletisim Hizmetleri AS	5,723,551	13,277

Turkiye Garanti Bankasi AS [1]	8,306,836	15,555

		42,054

Total Common Stock

(Cost $3,345,223) — 93.4%		3,902,803

PREFERENCE STOCK

Brazil — 2.8%

Cia Brasileira de Distribuicao [1]‡	1,067,184	23,253

Cia Paranaense de Energia	867,700	14,898

Itausa - Investimentos Itau SA ‡	23,187,041	81,215

Total Preference Stock

(Cost $103,829) — 2.8%		119,366

WARRANTS

MSCI China A Market Access, Expires 10/16/2020[1]	47,204	48,679

MSCI China A Market Access, Expires 8/17/2020[1]	41,421	43,516

Total Warrants

(Cost $85,752) — 2.2%		92,195

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.500% **	44,366,156	$44,366

Total Short-Term Investment

(Cost $44,366) — 1.1%		44,366

Total Investments — 99.5%

(Cost $3,579,170)		4,158,730

Other Assets in Excess of Liabilities — 0.5%		21,977

Net Assets — 100.0%		$4,180,707

A list of the open futures contracts held by the Fund at December 31, 2019, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI Emerging Markets	602	Mar-2020	$ 33,335	$ 33,718	$ 383

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2019.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2019 was $– and represented 0.0% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2019 was $– and represented 0.0% of net assets.

ADR     American Depositary Receipt

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2019 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3††	Total
Common Stock
Brazil	$291,761	$—	$—	$291,761
China	1,431,370	—	—^	1,431,370
Czech Republic	7,410	—	—	7,410
India	336,319	—	—	336,319
Indonesia	—	16,997	—	16,997
Malaysia	22,327	—	—	22,327
Mexico	71,350	—	—	71,350
Peru	33,786	—	—	33,786
Poland	—	33,143	—	33,143
Russia	313,475	—	—	313,475
Saudi Arabia	34,662	—	—	34,662
South Africa	59,558	—	—	59,558
South Korea	9,074	555,619	—	564,693
Taiwan	543,292	—	—	543,292
Thailand	—	100,606	—	100,606
Turkey	42,054	—	—	42,054

Total Common Stock	3,196,438	706,365	—	3,902,803

Preference Stock	119,366	—	—	119,366

Warrants	—	92,195	—	92,195

Short-Term Investment	44,366	—	—	44,366

Total Investments in Securities	$3,360,170	$798,560	$—	$4,158,730

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$383	$—	$—	$383

Other Financial Instruments	$383	$—	$—	$383

*	Futures contracts are valued at the unrealized appreciation on the instruments.
††

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2600